Note 7 - Intangibles, Net (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	As of December 31, 2024			As of December 31, 2023
	Gross Carrying Costs	Accumulated Amortization	Net Carrying Amount	Gross Carrying Costs	Accumulated Amortization	Net Carrying Amount
Patents & Trademarks	$64,087	$(13,132)	$50,955	$69,760	$(9,084)	$60,676

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Year Ending December 31,	Expense
2025	$4,983
2026	4,983
2027	4,983
2028	4,983
2029	4,983
Thereafter	26,040
Total	$50,955